Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Consolidated Statements of Operations
Amortization of intangible assets	$ 9,785	$ 9,062	$ 19,143	$ 17,981	$ 36,343	$ 37,884	$ 38,017